UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management Inc.
Address: 1536 Holmes Street
         Building D
         Livermore, CA  94550

13F File Number:  028-12240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

  /s/  Gregory M. Orrell     Livermore, CA     August 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $134,733 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     7204   178060 SH       SOLE                   178060        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     8650   251900 SH       SOLE                   251900        0        0
AURICO GOLD INC                COM              05155C105     1534   221250 SH       SOLE                   191250        0        0
AURIZON MINES LTD              COM              05155P106     1128   250000 SH       SOLE                   250000        0        0
BARRICK GOLD CORP              COM              067901108     4250   113100 SH       SOLE                   113100        0        0
CLAUDE RES INC                 COM              182873109      186   291200 SH       SOLE                   291200        0        0
ELDORADO GOLD CORP NEW         COM              284902103     7118   577800 SH       SOLE                   577800        0        0
FORTUNA SILVER MINES INC       COM              349915108      769   225000 SH       SOLE                   225000        0        0
FRANCO NEVADA CORP             COM              351858105     1986    43936 SH       SOLE                    43936        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     4560   356000 SH       SOLE                   356000        0        0
GOLDCORP INC NEW               COM              380956409    20393   542650 SH       SOLE                   542650        0        0
HECLA MNG CO                   COM              422704106      238    50000 SH       SOLE                    50000        0        0
IAMGOLD CORP                   COM              450913108     6849   580400 SH       SOLE                   580400        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     4640   569400 SH       SOLE                   569400        0        0
MAG SILVER CORP                COM              55903Q104     2640   300000 SH       SOLE                   300000        0        0
NEW GOLD INC CDA               COM              644535106     1900   200000 SH       SOLE                   200000        0        0
NEWMONT MINING CORP            COM              651639106     7315   150800 SH       SOLE                   150800        0        0
PAN AMERICAN SILVER CORP       COM              697900108     1254    74275 SH       SOLE                    74275        0        0
PRIMERO MNG CORP               COM              74164W106      258   100000 SH       SOLE                   100000        0        0
RANDGOLD RES LTD               ADR              752344309    14546   161600 SH       SOLE                   161600        0        0
ROYAL GOLD INC                 COM              780287108     4704    60000 SH       SOLE                    60000        0        0
SILVER WHEATON CORP            COM              828336107     6059   225399 SH       SOLE                   225399        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    16388   105600 SH       SOLE                   105600        0        0
YAMANA GOLD INC                COM              98462Y100    10164   679500 SH       SOLE                   679500        0        0